Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Kellner Merger Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Kellner Merger Fund (the “Merger Fund”) seeks to achieve positive risk-adjusted returns with less volatility than in the equity markets.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Merger Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the Merger Fund.  You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Merger Fund’s Class A shares.  More information about these and other discounts is available from your financial professional and in the “More About Class A Shares” section on page 28 of the Kellner Funds’ statutory Prospectus and the “Breakpoints/Volume Discounts and Sales Charge Waivers” section on page 46 of the Kellner Funds’ Statement of Additional Information (“SAI”).

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	2016-04-28
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock
The Merger Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio).  A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account.  These costs, which are not reflected in annual fund operating expenses or in the Example, affect the Fund’s performance.  During the most recent fiscal year, the Fund’s portfolio turnover rate was 214.06% of the average value of its portfolio.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	214.06%
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]	rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Merger Fund and does not include expenses attributed to AFFE.
Expense Example [Heading]	rr_ExpenseExampleHeading	Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock
This Example is intended to help you compare the cost of investing in the Merger Fund with the cost of investing in other mutual funds.  The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods.  The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Caps only in the first year)

Expense Example by, Year, Caption [Text]	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies of the Merger Fund
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Under normal market conditions, the Merger Fund will invest at least 80% of its net assets in equity securities and related derivatives of U.S. and foreign companies that are involved in publicly announced mergers, takeovers, tender offers, leveraged buyouts, spin-offs, liquidations and other corporate reorganizations (collectively, “Merger Transactions”).  The types of equity securities in which the Fund primarily invests include common stocks and preferred stocks of any size market capitalization.  The Fund may invest without limitation in securities of foreign companies.

The Advisor’s investment technique, sometimes referred to as “merger arbitrage,” is a highly specialized investment approach designed to profit from the successful completion of Merger Transactions.  In pursuing its strategy, the Advisor may employ investment techniques that involve leverage, such as short selling, borrowing against a line of credit for investment purposes and purchasing and selling derivative instruments including futures, options, swaps, contracts for differences, forward foreign currency contracts and other synthetic instruments.  The Merger Fund may employ these investment techniques without limit, subject to the Investment Company Act of 1940, as amended (the “1940 Act”).  The approach most frequently utilized by the Fund involves purchasing the shares of an announced acquisition target company at a discount to its expected value upon completion of the acquisition.  The Advisor may engage in selling securities short under certain circumstances, such as when the terms of a proposed acquisition call for the exchange of common stock and/or other securities.  In such a case, the common stock of the company to be acquired may be purchased and, at approximately the same time, an equivalent amount of the acquiring company’s common stock and/or other securities may be sold short.

The Merger Fund may enter into equity swap agreements for the purpose of attempting to obtain a desired return on, or increased exposure to, certain equity securities or equity indices.  Swap agreements are two party contracts for periods ranging from a few days or weeks to more than one year.  In a standard total return “swap” transaction, two parties agree to exchange the returns which might be earned or realized on particular investments or instruments or a basket of investments or instruments.  The parties do not actually invest in or own the underlying securities or instruments that are the subject of the swap contract.  Under such a swap agreement, the Fund pays the other party to the agreement (a “swap counterparty”) fees plus an amount equal to any negative total returns from the underlying investments specified in the swap agreement.  In exchange, the counterparty pays the Fund an amount equal to any positive total returns from the stipulated underlying investments.

The Advisor employs a research-driven process that aims to identify investment opportunities with favorable risk/reward trade-offs within the following guidelines:

1)	Securities are evaluated for purchase after the public announcement of a corporate event or restructuring.

2)	Proprietary analysis is done to consider the strategic rationale of the transaction, the financial resources of the parties involved and the liquidity of the securities.

3)
Securities are typically purchased if the Advisor believes the potential return from its investment sufficiently compensates the Merger Fund in light of the risks involved, including the risk that the transaction may not be completed and the length of time until completion of the transaction.

4)	The potential risk/reward of the position is assessed on an ongoing basis and continuously monitored.

Most of the Merger Fund’s positions are held until the completion of the transaction.  Positions may be sold prior to the completion of the transaction when the companies involved in the transaction no longer meet the Fund’s expected return criteria taking into account prevailing market prices and the relative risk of the transaction.  The Advisor expects that the Fund’s active or frequent trading of portfolio securities may result in a portfolio turnover rate in excess of 100% on an annual basis.

The Merger Fund is non-diversified, which means that it can invest a greater percentage of its assets in any one issuer than a diversified fund.  Investing in fewer issuers makes a fund more susceptible to financial, economic or market events impacting such issuers and may cause the Fund’s share price to be more volatile than the share price of a diversified fund.

The Merger Fund may also hold cash or invest up to 100% of its assets in money market instruments, including money market funds, bank obligations and other high-quality debt securities for temporary defensive purposes.

Risk [Heading]	rr_RiskHeading	Principal Risks of Investing in the Merger Fund
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock
Like all mutual funds, losing all or a portion of the money you invested is a risk of investing in the Merger Fund.  The following additional risks could affect the value of your investment:

•
Merger Arbitrage Risk.  Investments in companies that are the subject of a publicly announced transaction carry the risk that the proposed or expected transaction may not be completed or may be completed on less favorable terms than originally expected, which may lower the Merger Fund’s performance.

•	Management Risk. The Advisor’s management practices and investment strategies might not produce the desired results. The Advisor may be incorrect in its assessment of a stock’s appreciation potential.

•
Market Risk. The prices of the securities in which the Merger Fund invests may decline for a number of reasons.  These reasons may include changing economic circumstances and/or perceptions about the creditworthiness of individual issuers.

•
Equity Risk.  The equity securities held by the Merger Fund may experience sudden, unpredictable drops in value or long periods of decline in value that could affect the value of the Fund’s shares and the total return on your investment.

•	Non-Diversification Risk. To the extent that the Merger Fund invests its assets in fewer securities, it is subject to greater risk of loss if any of those securities become permanently impaired.

•
Foreign Securities Risk.  The risks of investing in the securities of foreign issuers can include fluctuations in foreign currencies, foreign currency exchange controls, political and economic instability, differences in securities regulation and trading, and foreign taxation issues.

•
Small- and Medium-Sized Company Risk.  Small- and medium-sized companies often have less predictable earnings, more limited product lines, markets, distribution channels or financial resources and the management of such companies may be dependent upon one or few key people.  The market movements of equity securities of small- and medium-sized companies may be more abrupt and volatile than the market movements of equity securities of larger, more established companies or the stock market in general and small-sized companies in particular, are generally less liquid than the equity securities of larger companies.

•
Derivatives Risk.  The Merger Fund’s use of derivatives (which may include options, futures, swaps and forward foreign currency contracts) may reduce returns and/or increase volatility.  The fluctuations in value of the derivatives may not correlate perfectly with the overall securities markets.

•
Swap Agreement Risks.  A swap agreement is a form of derivative that provides leverage, allowing the Merger Fund to obtain the right to a return on a specified investment or instrument that exceeds the amount the Fund has invested in that investment or instrument.  Although the Fund will segregate or earmark liquid assets to cover its net obligations under a swap agreement, the amount will be limited to the current value of the Fund’s obligations to the counterparty, and will not prevent the Fund from incurring losses greater than the value of those specified investments or instruments.  By using swap agreements, the Fund is exposed to additional risks concerning the counterparty.  The use of swap agreements could cause the Fund to be more volatile, resulting in larger gains or losses in response to changes in the values of the securities underlying the swap agreements than if the Fund had made direct investments.  Use of leverage involves special risks and is speculative.  If the Advisor is incorrect in evaluating long and short exposures, leverage will magnify any losses, and such losses may be significant.

•
Leverage Risk.  Leverage is investment exposure which exceeds the initial amount invested.  Leverage can cause the portfolio to lose more than the principal amount invested.  Leverage can magnify the portfolio’s gains and losses and therefore increase its volatility.

•
Short Sales Risk.  A short sale is the sale by the Merger Fund of a security which it does not own in anticipation of purchasing the same security in the future at a lower price to close the short position.  A short sale will be successful if the price of the shorted security decreases.  However, if the underlying security goes up in price during the period in which the short position is outstanding, the Fund will realize a loss.  The risk on a short sale is unlimited because the Fund must buy the shorted security at the higher price to complete the transaction.  Therefore, short sales may be subject to greater risks than investments in long positions.

•
Portfolio Turnover Risk.  A high portfolio turnover rate (100% or more) has the potential to result in the realization and distribution to shareholders of higher capital gains, which may subject you to a higher tax liability.

Risk Lose Money [Text]	rr_RiskLoseMoney	Like all mutual funds, losing all or a portion of the money you invested is a risk of investing in the Merger Fund.
Risk Nondiversified Status [Text]	rr_RiskNondiversifiedStatus	To the extent that the Merger Fund invests its assets in fewer securities, it is subject to greater risk of loss if any of those securities become permanently impaired.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Merger Fund.  The bar chart shows the annual return for the Fund’s Institutional Class shares and does not reflect the sales charges applicable to Class A shares.  If sales charges were included, the return would be lower than that shown in the bar chart.  The table shows how the Fund’s Institutional Class and Class A (reflecting the sales charges) average annual returns for one year and since inception compare with those of a broad measure of market performance and an index that reflects the types of securities in which the Fund invests.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.kellnerfunds.com or by calling the Fund toll-free at 855-KELLNER (855-535-5637).

Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Merger Fund.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	855-535-5637
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.kellnerfunds.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	Calendar Year Total Return as of December 31 – Institutional Class
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart shows the annual return for the Fund’s Institutional Class shares and does not reflect the sales charges applicable to Class A shares. If sales charges were included, the return would be lower than that shown in the bar chart.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock
During the period of time shown in the bar chart, the Merger Fund’s highest quarterly return was 1.57% for the quarter ended March 31, 2013, and the lowest quarterly return was 0.68% for the quarters ended June 30, 2013 and June 30, 2014.

Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	highest quarterly return
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2013
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	1.57%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	lowest quarterly return
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2014
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.68%
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	(reflects no deduction for fees, expenses, or taxes)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns may depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	After-tax returns are shown only for the Institutional Class; after-tax returns for Class A will vary to the extent it has different expenses.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock
After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.  Actual after-tax returns may depend on an investor’s tax situation and may differ from those shown, and after-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts ("IRAs").  After-tax returns are shown only for the Institutional Class; after-tax returns for Class A will vary to the extent it has different expenses.

Caption	rr_AverageAnnualReturnCaption	Average Annual Total Returns (for the periods ended December 31, 2014)
BofA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	BofA Merrill Lynch 3-Month Treasury Bill Index (reflects no deduction for fees, expenses, or taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	0.03%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	0.07%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
HFRX ED: Merger Arbitrage Index (reflects no deduction for taxes)
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	HFRX ED: Merger Arbitrage Index (reflects no deduction for taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.17%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	2.45%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.12%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)	rr_OtherExpensesOverAssets	3.25%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	4.77%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(1.88%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.89%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts if you and your family invest, or agree to invest in the future, at least $50,000 in the Merger Fund’s Class A shares.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	50,000
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	850
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	1,770
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	2,695
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	5,024
Label	rr_AverageAnnualReturnLabel	Class A Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(2.60%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	1.48%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
Institutional Class
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load) Imposed on Purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Management Fees	rr_ManagementFeesOverAssets	1.25%
Distribution and Service (Rule 12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Interest Expense and Dividends on Securities Sold Short	rr_Component1OtherExpensesOverAssets	1.09%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)	rr_OtherExpensesOverAssets	1.75%
Acquired Fund Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.02%	[1]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	3.02%	[2]
Less: Fee Waiver	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)	[3]
Net Annual Fund Operating Expenses	rr_NetExpensesOverAssets	2.61%
Expense Example, with Redemption, 1 Year	rr_ExpenseExampleYear01	264
Expense Example, with Redemption, 3 Years	rr_ExpenseExampleYear03	895
Expense Example, with Redemption, 5 Years	rr_ExpenseExampleYear05	1,551
Expense Example, with Redemption, 10 Years	rr_ExpenseExampleYear10	3,308
Annual Return 2013	rr_AnnualReturn2013	4.74%
Annual Return 2014	rr_AnnualReturn2014	4.08%
Label	rr_AverageAnnualReturnLabel	Institutional Class Return Before Taxes
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	4.08%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	4.36%
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	Jun. 29, 2012
Institutional Class | After Taxes on Distributions
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	3.78%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.69%
Institutional Class | After Taxes on Distributions and Sale of Fund Shares
Risk/Return:	rr_RiskReturnAbstract
Label	rr_AverageAnnualReturnLabel	Institutional Class Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	2.50%
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	3.18%

[1]	Acquired Fund Fees and Expenses ("AFFE") are the indirect costs of investing in other investment companies.
[2]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Merger Fund and does not include expenses attributed to AFFE.
[3]	Kellner Management, L.P. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Merger Fund expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) in order to limit Net Annual Fund Operating Expenses to 1.75% and 1.50% of average daily net assets of the Fund's Class A and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least April 28, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Merger Fund for three years from the date they were waived or paid, subject to the Expense Caps.